Significant accounting policies and judgements - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 23, 2022 USD ($) shares	Jul. 31, 2021 shares	Mar. 31, 2021 $ / shares	Dec. 31, 2022 USD ($) shares iteration TRANCHE MARKET SEGMENT SUBSIDIARY $ / shares	Dec. 31, 2021 USD ($) SUBSIDIARY $ / shares	Dec. 31, 2020 USD ($) SUBSIDIARY $ / shares
Disclosure Of List Of Accounting Policies [Line Items]
Number of markets | MARKET				27
Proceeds from issuing shares	$ 1,417,973			$ 1,417,973	$ 582,388	$ 438,340
Transaction costs	97,953
Net loss				(465,789)	(1,007,454)	(484,858)
Revenue				2,461,896	1,337,181	610,245
Total non-current assets				1,762,117	1,702,707
Utilized during the year					54,146
Settled during the year				77,667	43,469
Released during the year				39,178	10,677
Cash flows from (used in) operating and investing activities				$ (1,799,396)	$ (441,828)	$ (300,757)
Number Of Subsidiaries | SUBSIDIARY				33	33	18
Number Of Reportable Segments | SEGMENT				1
Marketable securities				$ 0	$ 1,258
Government grants				$ 3,773	$ 309
Number Of Active Policyholders, Percentage				0.000734	0.0004485	0.0002605
Discount rate applied to cash flow projections, stress case scenario					0.151
Cost of sales				$ 2,342,453	$ 1,336,321	$ 553,724
Research and development expense				167,242	$ 232,922	$ 183,849
Benefits paid or payable				$ 3,507
Percent share of benefits paid or payable				0.0020597	0.0013056	0.0005375
Collective funding ratio				172	172	148
Closing share price (in usd per share) | $ / shares			$ 30.5
2023-2027 Business Plan
Disclosure Of List Of Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections				2.00%
Discount rate applied to cash flow projections				14.00%
Cash flow projections, growth rate duration				10 years
2021-2025 Business Plan
Disclosure Of List Of Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections				2.00%
Discount rate applied to cash flow projections				10.10%
Cash flow projections, growth rate duration				10 years
BELGIUM
Disclosure Of List Of Accounting Policies [Line Items]
Revenue					$ 53,339	$ 22,974
CANADA
Disclosure Of List Of Accounting Policies [Line Items]
Revenue					17,493	3,007
FINLAND
Disclosure Of List Of Accounting Policies [Line Items]
Revenue					10,048
DENMARK
Disclosure Of List Of Accounting Policies [Line Items]
Revenue					38,538
SWITZERLAND
Disclosure Of List Of Accounting Policies [Line Items]
Revenue					41,115	$ 580
NORWAY
Disclosure Of List Of Accounting Policies [Line Items]
Total non-current assets					1,660
NETHERLANDS
Disclosure Of List Of Accounting Policies [Line Items]
Total non-current assets					2,541
Executives and Key Management
Disclosure Of List Of Accounting Policies [Line Items]
Long term variable pay program, vesting period				3 years
Adjustments For Decrease (Increase) In Inventories
Disclosure Of List Of Accounting Policies [Line Items]
Cash outflow for leases					120,626
Restricted Stock Units
Disclosure Of List Of Accounting Policies [Line Items]
Weighted average share price, share options granted (in usd per share) | $ / shares				$ 6.72
Performance Stock Units
Disclosure Of List Of Accounting Policies [Line Items]
Closing share price (in usd per share) | $ / shares				7.02
Weighted average share price, share options granted (in usd per share) | $ / shares				$ 6.72
Performance Stock Units | Market-Based Vesting Conditions
Disclosure Of List Of Accounting Policies [Line Items]
Number of instruments granted in share-based payment arrangement (in shares) | shares				214,705,000
Performance Stock Units | Non-Market-Based Vesting Conditions
Disclosure Of List Of Accounting Policies [Line Items]
Weighted average share price, share options granted (in usd per share) | $ / shares				$ 7.93
Number of instruments granted in share-based payment arrangement (in shares) | shares				644,116,000
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Disclosure Of List Of Accounting Policies [Line Items]
Closing share price (in usd per share) | $ / shares				$ 11.23
Earn-out rights	1,500,638			$ 598,570
Binomial Lattice Option Pricing Model
Disclosure Of List Of Accounting Policies [Line Items]
Implied volatility, share options granted				89.00%
Risk free interest rate, share options granted				4.00%
Dividend yield, share options granted				0
Time-steps, share options granted				1,000
Monte Carlo
Disclosure Of List Of Accounting Policies [Line Items]
Implied volatility, share options granted				75.00%
Risk free interest rate, share options granted				4.00%
Earn-out rights, term				4 years 11 months 23 days
Number of earn-out tranches | TRANCHE				5
Monte Carlo | Performance Stock Units
Disclosure Of List Of Accounting Policies [Line Items]
Implied volatility, share options granted				70.00%
Risk free interest rate, share options granted				3.50%
Dividend yield, share options granted
Historical average volatility, share options granted				0.819
Simulation Term, Share Options Granted				2 years 3 months 18 days
Number Of Simulation Iterations | iteration				100,000
Gores Guggenheim, Inc.
Disclosure Of List Of Accounting Policies [Line Items]
Proceeds from issuing shares	638,197
Transaction costs	$ 59,050
Polestar Automotive Holding Limited ("Former Parent") | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Proportion of ownership interest in joint venture				89.20%
External Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Proportion of ownership interest in joint venture				10.80%
Class A Shares
Disclosure Of List Of Accounting Policies [Line Items]
Shares issued to convertible note holders (in shares) | shares	4,306,466	4,306,466
Closing share price (in usd per share) | $ / shares				$ 18		$ 6.15
Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Shares issued to convertible note holders (in shares) | shares	4,306,466
Number of shares issued (in shares) | shares	294,877,349
Class A Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Stock per unit outstanding (in shares) | shares	1
Class A Shares | Third-Party Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	25,423,445
Class A Shares | Volvo Cars
Disclosure Of List Of Accounting Policies [Line Items]
Proceeds from issuing shares	$ 588,826
Class A Shares | Volvo Cars | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	1,117,390
Issuance of Volvo Cars Preference Shares (in shares) | shares	58,882,610
Class A Shares | Third-Party Investors And Volvo Cars
Disclosure Of List Of Accounting Policies [Line Items]
Proceeds from issuing shares	$ 250,000
Class A Shares | Third-Party Investors And Volvo Cars | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	26,540,835
Class B Shares
Disclosure Of List Of Accounting Policies [Line Items]
Proceeds from issuing shares					$ 550,000
Closing share price (in usd per share) | $ / shares					$ 8.04
Class B Shares | Polestar Automotive Holding Limited ("Former Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	1,642,233,575
Gores Guggenheim Class A Common Stock Exchanged For Class A Ordinary Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	63,734,797
Gores Guggenheim Class F Common Stock Exchanged For Class A Ordinary Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	18,459,165
Gores Guggenheim Public Warrants Exchanged For Class C-1 Ordinary Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	15,999,965
Gores Guggenheim Private Warrants Exchanged For Class C-2 Ordinary Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	9,000,000
Class C-2 American Depositary Shares
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	9,000,000
Fair value of shares issued	$ 22,770			$ 10,080	$ 0
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares				9,000,000
Class C-1 Ordinary Shares
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	15,999,965
Closing share price (in usd per share) | $ / shares				$ 1.12
Fair value of shares issued	$ 40,320			$ 17,920	$ 0
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares				15,999,965
Minimum
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill				3 years
Collective funding ratio				125
Minimum | Class A Shares
Disclosure Of List Of Accounting Policies [Line Items]
Closing share price (in usd per share) | $ / shares				$ 10
Minimum | Acquired IP
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill				3 years
Useful life measured as period of time, intangible assets other than goodwill, remaining period				1 year
Minimum | Internally developed IP
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill				3 years
Maximum
Disclosure Of List Of Accounting Policies [Line Items]
Deferred Compensation Arrangement, Cash Awards, Percentage Of Annual Base Salary				3
Collective funding ratio				175
Maximum | Software
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill				8 years
Maximum | Acquired IP
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill				7 years
Useful life measured as period of time, intangible assets other than goodwill, remaining period				6 years
Maximum | Internally developed IP
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill				7 years
Extended Service
Disclosure Of List Of Accounting Policies [Line Items]
Capitalized Contract Cost, Amortization Period				3 years
Connected Service
Disclosure Of List Of Accounting Policies [Line Items]
Capitalized Contract Cost, Amortization Period				8 years